Unaudited Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Mar. 31, 2020	Dec. 31, 2019
Current assets:
Cash and cash equivalents	$ 19,483,000		$ 3,505,000		$ 4,264,000
Restricted cash	1,437,000		2,116,000		1,892,000
Accounts receivable, net of allowance of $437 and $650, respectively	11,543,000		12,052,000		7,242,000
Contract assets	1,836,000		1,427,000		2,370,000
Deferred contract acquisition costs, current	3,241,000		3,065,000		2,394,000
Prepaid and other current assets	5,870,000		2,012,000		1,226,000
Due from former Parent, net (Note 2)			1,183,000		3,709,000
Current assets of discontinued operations			66,604,000		5,169,000
Total current assets	43,410,000		91,964,000		28,266,000
Property and equipment, net	1,806,000		1,829,000		2,916,000
Operating lease right-of-use assets	1,342,000		2,008,000		3,064,000
Contract assets, noncurrent	7,728,000		6,496,000		5,528,000
Deferred contract acquisition costs, noncurrent	8,173,000		5,791,000		3,213,000
Goodwill	71,604,000		71,604,000		71,604,000
Intangible assets, net	38,758,000		45,642,000		56,488,000
Deferred tax asset			735,000		1,400,000
Other assets	178,000		184,000		160,000
Total assets	172,999,000		226,253,000		238,426,000
Noncurrent assets held for sale					65,787,000
Current liabilities:
Promissory Notes, including accrued interest					130,276,000
Current liabilities:
Accounts payable	2,692,000		6,558,000		1,226,000
Accrued expenses	10,873,000		9,156,000		8,959,000
Operating lease liabilities, current	670,000		779,000		973,000
Deferred revenue, current	4,913,000		5,995,000		4,280,000
Other current liabilities			15,000		74,000
Promissory Notes, including accrued interest			153,811,000
Current liabilities of discontinued operations			6,548,000		2,846,000
Total current liabilities	19,148,000		182,862,000		18,358,000
Deferred revenue, noncurrent	1,897,000		995,000		847,000
Operating lease liabilities, noncurrent	834,000		1,256,000		1,955,000
Convertible senior notes	49,691,000
Deferred income tax liability	463,000
Other liabilities	426,000		263,000		17,000
Total liabilities	72,459,000		185,376,000		151,453,000
Commitments and contingencies (Note 10)
Stockholder’s equity:
Common stock value
Additional paid-in capital	510,785,000		471,701,000		466,256,000
Accumulated other comprehensive (loss) income	(1,985,000)		(667,000)		449,000
Accumulated deficit	(408,260,000)		(430,157,000)		(379,732,000)
Total stockholder’s equity	100,540,000		40,877,000		86,973,000
Total liabilities and stockholder’s equity	172,999,000		$ 226,253,000		$ 238,426,000
NEWTOWN LANE MARKETING, INCORPORATED
Current assets:
Cash and cash equivalents	8,665	$ 7,285		$ 13,831
Total current assets		7,285		13,831
Total assets	8,665	7,285
CURRENT LIABILITIES
Accounts payable and accrued expenses	118,225	195,258		79,486
Convertible notes payable – Related Party	367,000	367,000		347,000
Due to unrelated party	160,086
Current liabilities:
Total current liabilities		562,258		426,486
Total liabilities	645,311	562,258
Commitments and contingencies (Note 10)
Stockholder’s equity:
Preferred stock value
Common stock value	14,644	14,644		13,758
Additional paid-in capital	2,085,732	2,083,232		2,070,756
Accumulated deficit	(2,737,022)	(2,652,849)		(2,497,169)
Total stockholder’s equity	(636,646)	(554,973)		(412,655)
Total liabilities and stockholder’s equity	$ 8,665	$ 7,285		$ 13,831